Note 7 - Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Operating Loss Carryforwards	$ 22,264,747		$ 22,264,747		$ 43,764,901	$ 22,264,747
Operating Loss Carryforwards, Limitations on Use			Federal net operating loss carryforwards (“NOLs”) which will begin to expire in 2025		The net operating loss carryforwards are expected to expire at various times from 2025 through 2038.
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount					$ (1,700,000)	(2,800,000)
Effective tax rate			(4.00%)	0.00%
Income tax expense	737,568	$ 0	$ 737,568	$ 0	0	$ 0
Current income tax expense			211,423
Tax penalties					$ 15,498
Income tax payable	$ 737,568	$ 0	$ 737,568	$ 0